May 23, 2022

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re: Guggenheim Defined Portfolios, Series 2227

File No. 333-263690

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on May 20, 2022.

Guggenheim Funds Distributors, LLC

By:   /s/ Amy Lee                           ___________
Vice President and Secretary